NOTE 9 – LOAN PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE 9 – LOAN PAYABLE

NOTE 8 – LOAN PAYABLE

The Company has purchased a vehicle under a capital finance arrangement. The term of this loan is 5 years and annual interest rate is 6.90%. At September 30, 2021 and December 31, 2020, loan payable obligations included in current liabilities were $13,347 and $13,496, respectively, and loan payable obligations included in long-term liabilities were $25,124 and $33,360, respectively. During the nine months ended September 30, 2021 and 2020, the Company made $8,097 and $7,492, respectively, in loan payments.

At September 30, 2021, future minimum payments under the loan, are as follows:

Total
2021 (three months remaining in 2021)	$3,374
2022	13,496
2023	13,496
2024	11,828
Thereafter	—
42,194
Less: Imputed interest	(3,723)
Loan payable	38,471

Loan payable – current	13,347
Loan payable - non-current	$25,124

NOTE 9 – LOAN PAYABLE

On November 12, 2019, the Company entered into a financing arrangement to purchase a vehicle. The term of this loan is 5 years and annual interest rate is 6.90%.

At December 31, 2020, future minimum payments under the loan, are as follows:

December 31,
2021	$13,496
2022	13,496
2023	13,496
2024	11,828
52,316
Less: Imputed interest	(5,460)
Loan payable	46,856

Loan payable - current	13,496
Loan payable - non-current	$33,360